Document and Entity Information	Nov. 01, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 01, 2023
Entity Registrant Name	LSB INDUSTRIES, INC.
Entity Central Index Key	0000060714
Entity File Number	1-7677
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	73-1015226
Entity Address, Address Line One	3503 NW 63rd Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73116
City Area Code	(405)
Local Phone Number	235-4546
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	Explanatory NoteThis Current Report on Form 8-K/A (this “Amendment”) is being filed to correct a Current Report on Form 8-K filed by us on November 1, 2023, which was filed with the incorrect version of a Press Release included as Exhibit 99.1. This Amendment includes the correct version of the Press Release as Exhibit 99.1 and the Press Release has been reissued. The sole purpose of this Amendment is to correct the version of the Press Release exhibit. No other changes have been made to the original report.
Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Common Stock, Par Value $.10
Trading Symbol	LXU
Security Exchange Name	NYSE
Preferred Stock [Member]
Document Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE